                                                                             UNITED STATES

                                                        SECURITIES AND EXCHANGE COMMISSION

                                                                    WASHINGTON, D.C. 20549

                                                                                 FORM N-PX

                                                      ANNUAL REPORT OF PROXY VOTING RECORD

                                                                                        OF

                                                REGISTERED MANAGEMENT INVESTMENT COMPANIES

  INVESTMENT COMPANY ACT FILE NUMBER:                    811-4571

  NAME OF REGISTRANT:                                                    VANGUARD PENNSYLVANIA TAX-FREE FUNDS

  ADDRESS OF REGISTRANT:                                              PO BOX 2600, VALLEY FORGE, PA 19482

  NAME AND ADDRESS OF AGENT FOR SERVICE:              HEIDI STAM

                                                                                           PO BOX 876

                                                                                           VALLEY FORGE, PA 19482

  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:    (610) 669-1000

  DATE OF FISCAL YEAR END:                                          NOVEMBER 30

  DATE OF REPORTING PERIOD:                                        JULY 1, 2012 - JUNE 30, 2013

  FUND:    VANGUARD PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                BlackRock MuniYield Pennsylvania Insured Quality Fund

  TICKER:                MPA                                   CUSIP:    09255G503

  MEETING DATE:   7/27/2012                                                                                                             FOR/AGAINST

  PROPOSAL:                                                                             PROPOSED BY   VOTED?    VOTE CAST          MGMT

PROPOSAL #1.1: ELECT DIRECTOR PAUL L. AUDET                         ISSUER             YES              FOR                   FOR

PROPOSAL #1.2: ELECT DIRECTOR MICHAEL J. CASTELLANO           ISSUER             YES              FOR                   FOR

PROPOSAL #1.3: ELECT DIRECTOR RICHARD E. CAVANAGH               ISSUER             YES              FOR                   FOR

PROPOSAL #1.4: ELECT DIRECTOR FRANK J. FABOZZI                    ISSUER             YES              FOR                   FOR

PROPOSAL #1.5: ELECT DIRECTOR KATHLEEN F. FELDSTEIN           ISSUER             YES              FOR                   FOR

PROPOSAL #1.6: ELECT DIRECTOR JAMES T. FLYNN                       ISSUER             YES              FOR                   FOR

PROPOSAL #1.7: ELECT DIRECTOR HENRY GABBAY                           ISSUER             YES              FOR                   FOR

PROPOSAL #1.8: ELECT DIRECTOR JERROLD B. HARRIS                  ISSUER             YES              FOR                   FOR

PROPOSAL #1.9: ELECT DIRECTOR R. GLENN HUBBARD                    ISSUER             YES              FOR                   FOR

PROPOSAL #1.10: ELECT DIRECTOR W. CARL KESTER                      ISSUER             YES              FOR                   FOR

PROPOSAL #1.11: ELECT DIRECTOR KAREN P. ROBARDS                  ISSUER             YES              FOR                   FOR

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  ISSUER:                Nuveen Pennsylvania Investment Quality Municipal Fund

  TICKER:                NQP                                   CUSIP:    670972504

  MEETING DATE:   12/14/2012                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                             PROPOSED BY   VOTED?    VOTE CAST          MGMT

PROPOSAL #1.1: ELECT DIRECTOR ROBERT P. BREMNER                  ISSUER             YES              FOR                   FOR

PROPOSAL #1.2: ELECT DIRECTOR JACK B. EVANS                         ISSUER             YES              FOR                   FOR

PROPOSAL #1.3: ELECT DIRECTOR WILLIAM C. HUNTER                  ISSUER             YES              FOR                   FOR

PROPOSAL #1.4: ELECT DIRECTOR WILLIAM J. SCHNEIDER             ISSUER             YES              FOR                   FOR

                                                                          SIGNATURES

  Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  VANGUARD PENNSYLVANIA TAX-FREE FUNDS

  By:     /s/F. William McNabb III

              F. William McNabb III*

              Chairman and Chief Executive Officer

  Date:   August 29, 2013

  *By:    /s/Heidi Stam

  Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012,

              see File Number 2-11444. Incorporated by Reference.